Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 11, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		100,000,000	100,000,000
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		585,000,000.0	585,000,000.0
Preferred Stock, Shares Outstanding		0	0
Preferred stock, shares issued (in shares)		0	0
Conversion basis (in shares)		1
Minimum percentage of common stock		15.00%
Common Stock, Dividends, Per Share, Cash Paid	$ 0.25
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					100,000,000
Special Cash Dividend [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.00
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		485,000,000	485,000,000
Common Stock, Shares, Outstanding		29,500,000	29,300,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Votes per share owned		one
Common Stock, Shares, Issued		29,500,000	29,300,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common Stock, Shares, Outstanding		4,600,000	4,600,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Votes per share owned		five
Maximum percentage of voting power		49.00%
Common Stock, Shares, Issued		4,600,000	4,600,000
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense		$ 0	$ 38,200	$ 200,000
Unrecognized compensation cost related to non-vested stock options granted		0	0	38,200
Intrinsic value of outstanding in-the-money stock options		15,000,000	8,000,000	900,000
Intrinsic value of exercisable stock options		$ 15,000,000	$ 8,000,000	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		4 years	4 years 10 months 24 days	5 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years	4 years 10 months 24 days	5 years 9 months 18 days
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)		100,000	83,100	56,000
Market value of restricted stock units		$ 4,000,000	$ 1,500,000	$ 800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		200,000	200,000	300,000
Restricted Stock Units (RSUs) | Class A
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)		67,900	48,500	35,700
2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)			0	0
2023 Plan | Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						600,000
2023 Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)		0
General and Administrative Expense [Member] | Class A
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense		$ 300,000	$ 300,000	$ 300,000
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation		$ 2,600,000	$ 2,300,000	$ 1,600,000
Non Management Directors | 2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			6,100	9,600
Grants in period (shares)			16,600	16,800
Non Management Directors | 2023 Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		2,000
Grants in period (shares)		8,200
Officers and Employees | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Restricted stock units aggregate value, granted (in shares)			$ 1,900,000	$ 1,700,000
Officers and Employees | 2023 Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)		3 years
Restricted stock units aggregate value, granted (in shares)		$ 2,300,000
2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)			1,250,000
2007 Long-Term Incentive Plan | Officers and Employees | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)			100,000	100,000
2023 Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)		1,891,416
2023 Plan | Officers and Employees | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)		63,700